Additional information of the cash flow statement	12 Months Ended
Dec. 31, 2023
Additional information of the cash flow statement
Additional information of the cash flow statement

30.Additional information of the cash flow statement

Below are presented the non-cash effects:

Description	12/31/2023
Addition to property, plant, and equipment in exchange for:
Lease	4,872
Financing	3,761
Suppliers	15,241
Non-cash effects	23,874